Property plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property plant and equipment
19. Property plant and equipment
The following table provides a breakdown for property, plant and equipment:

(Euro thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2020	183,836	188,869	158,374	236,071	10,947	6,640	784,737
Additions	1,834	4,115	6,537	7,316	1,075	6,753	27,630
Disposals	—	(682)	(8,751)	(23,513)	(1,951)	—	(34,897)
Exchange differences	(59)	(40)	(6,798)	(9,775)	(132)	(61)	(16,865)
Reclassifications to assets held for sale	—	(351)	(3,102)	(3,457)	(452)	(2)	(7,364)

Balance at December 31, 2020	185,611	191,911	146,260	206,642	9,487	13,330	753,241
Additions	51,296	4,571	10,252	24,506	360	5,221	96,206
Disposals	(720)	(2,150)	(12,630)	(21,812)	(403)	(512)	(38,227)
Exchange differences	4,483	222	4,756	14,516	51	650	24,678
Disposition	(232,705)	(30,448)	(4,384)	(34)	(860)	(9,159)	(277,590)
Business combinations	245	315	6	—	75	—	641
Reclassifications	327	118	571	5,086	—	(6,102)	—

Balance at December 31, 2021	8,537	164,539	144,831	228,904	8,710	3,428	558,949

Accumulated depreciation at January 1, 2020	(60,621)	(153,057)	(119,368)	(168,276)	(7,776)	—	(509,098)
Depreciation	(2,353)	(9,166)	(13,977)	(19,346)	(636)	—	(45,478)
Impairment	—	23	(342)	(3,153)	(539)	—	(4,011)
Disposals	—	682	8,448	22,943	1,160	—	33,233
Exchange differences	(103)	(25)	4,579	6,170	56	—	10,677
Reclassifications to assets held for sale	—	245	2,011	2,864	443	—	5,563

Balance at December 31, 2020	(63,077)	(161,298)	(118,649)	(158,798)	(7,292)	—	(509,114)
Depreciation	(478)	(7,827)	(11,693)	(16,490)	(1,167)	—	(37,655)
Disposals	—	2,164	11,522	19,305	292	—	33,283
Impairment	—	(84)	(595)	(1,488)	—	(480)	(2,647)
Exchange differences	(1,816)	(267)	(6,066)	(12,362)	(13)	—	(20,524)
Disposition	61,473	24,798	2,307	7	597	—	89,182
Reclassifications	163	45	2,575	(3,525)	742	—	—

Balance at December 31, 2021	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)

Carrying amount at:
January 1, 2020	123,215	35,812	39,006	67,795	3,171	6,640	275,639
December 31, 2020	122,534	30,613	27,611	47,844	2,195	13,330	244,127
December 31, 2021	4,802	22,070	24,232	55,553	1,869	2,948	111,474
The assets amortized or depreciated on a systematic basis are tested for impairment if there are indications of or changes to planning assumptions suggesting that the carrying amount of the assets is not recoverable. For this purpose, after preparing the annual budget plan, the Group conducts a triggering event test for each store. If defined year-on-year
sales and profitability indicators are not reached, the
non-current
assets of the store in question are tested for impairment.
The method used to identify the recoverable amount (value in use) of all the aforementioned CGUs, except for the brands, consisted of discounting the projected cash flows (Discounted Cash Flow) generated by the activities directly attributable to the segment to which the intangible asset or net invested capital has been assigned (CGU). Value in use was the sum of the present value of future cash flows expected from the business plan projections prepared for each CGU and the present value of the related operating activities at the end of the period (terminal value).
The business plans used to prepare the impairment test cover a period of three years and have been constructed on the basis of the 2022 budget prepared by management, using IFRS adjustments consistent with the IFRS consolidated financial statements.
The rate used to discount cash flows was calculated using the weighted average cost of capital (WACC). For the year ended December 31, 2021, the WACC used for discounting purposes ranged between 4.99% and 21.63% (between 6.19% and 22.92% at December 31, 2020). The WACC was calculated ad hoc for each CGU subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield. The “g” rate of growth used to calculate the terminal value has been determined according to the diverging inflation and GDP outlooks in the various countries. The prevalent growth rate was 1.5% for Zegna Segment and 2% for Thom Browne Segment.

DOS impairment test
The impairment test of DOS assets takes into consideration those right-of-use
assets and property, plant and equipment elements relating to directly operated stores of Zegna Segment and Thom Browne Segment. The result of the impairment test of DOS on the consolidated financial statements is obtained by comparing the recoverable amount, based on the value in use, of each CGU with the carrying amount of the tangible and intangible assets allocated to the CGU, including leases (according to the IFRS 16). Impairment loss was recognized equal to Euro 8,692 thousand, of which Euro 2,168 thousand related to property, plant and equipment, Euro 6,486 thousand related to right-of-use
assets and Euro 38 thousand related to intangible assets. The impairments are related to the Zegna Segment.
The calculation of value in use for this CGU is most sensitive to the following assumptions:

•	Discount rates

•	Growth rates used to extrapolate cash flows beyond the forecast period

•	Revenue compounded annual rate of growth (“CAGR”), which has been assessed taking into consideration the effects of the COVID-19 pandemic on the 2021 performance of the Group.
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed related to the Zegna Segment:

(Euro thousand)		Existing assumption			Sensitivity effects on impairment
	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/-50 bps	Revenues +/-250 bps
Zegna Segment DOS	(8,692)	4.99% - 21.63%	1.50%	+9.7%	(8,994) / (8,344)	(8,692) / (8,692)	(8,320) / (9,048)

The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed related to the Thom Browne Segment:
(Euro thousand)		Existing assumption			Sensitivity effects on impairment
	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/-50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	—	7.13% - 10.33%	2.00%	+6.9%	(95) / -	- / (58)	- / (235)
The sensitivity analysis of the above-mentioned assumptions (WACC, growth rate and revenues) used to determine the recoverable value, carried out on the CGUs subject to impairment testing, showed that negative changes in the basic assumptions could lead to an additional impairment loss.
Impairment test of corporate assets
The impairment test of corporate assets takes into consideration those assets whose recoverability is assessed at the reporting segment level: Zegna Segment and Thom Browne Segment. There were no impairments arising from the 2021, 2020 and 2019 impairment tests performed.
Sensitivity analysis
The calculation of value in use for all CGUs is most sensitive to the following assumptions:

•	Discount rates

•	Growth rates used to extrapolate cash flows beyond the forecast period

•	EBITDA growth rate over the explicit period of the business plan

In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted. The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed:

(Euro millions)		Existing assumption			Sensitivity effects on headroom
	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,277	669	150	+13.2%	931 / 1,790	1,485 / 1,106	1,506 / 1,048
CGU Thom Browne	325	773	200	+15.3%	209 / 491	393 / 269	376 / 274
Based on the analysis performed, except for the impairments of non-current
assets indicated above, these stress tests continued to show ample headroom.